Operating income - Disclosure of breakdown of operating income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue [abstract]
Research tax credit ("CIR")	€ 976	€ 1,047	€ 2,115	€ 2,017
Depositary service fees	225	46	430	70
Total operating income	€ 1,201	€ 1,093	€ 2,545	€ 2,087